SUMMARY PROSPECTUS August 31, 2010 as revised April 1, 2011

MTB STRATEGIC ALLOCATION FUND

Class/Ticker        A ARBAX        Institutional I ARGIX

Before you invest, you may want to review the Fund’s Prospectus, which contains information about the Fund and its risks. The Fund’s Prospectus and Statement of Additional Information, both dated August 31, 2010, are incorporated by reference into this Summary Prospectus. For free paper or electronic copies of the Fund’s Prospectus and other information about the Fund, go to www.mtbfunds.com, email a request to mtbfunds@mtbia.com or call 1-800-836-2211, or ask any financial advisor, bank, or broker-dealer who offers shares of the Fund.

Investment Goal

The Fund’s investment goal is to provide total return.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold the Fund’s Class A Shares, and Institutional I Shares.

Shareholder Fees

(Fees paid directly from your investment)

	Class A	Institutional I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None
Maximum Deferred Sales Charge (Load)	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions)	None	None
Redemption Fee	None	None
Exchange Fee	None	None

Annual Fund Operating Expenses

Expenses That are Deducted From Fund Assets (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Institutional I
Management Fee	0.65%	0.65%
Distribution and/or Service (12b-1) Fee	0.25%	None
Other Expenses	1.44%	1.44%
Acquired Fund Fees and Expenses(1)	0.74%	0.74%
Total Annual Fund Operating Expenses	3.08%	2.83%
Fee Waiver and/or Expense Reimbursement(2)	1.24%	1.12%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.84%	1.71%

(1)	Acquired Fund Fees and Expenses have been restated to reflect current fees.

(2)	The adviser, distributor and shareholder services provider have agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses

(excluding acquired fund fees and expenses) paid by the Fund’s Class A Shares, and Class Institutional I Shares will not exceed 1.10% and 0.97%, respectively. This waiver may be amended or withdrawn after August 31, 2011, or with the agreement of the Fund’s Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund’s Class A Shares and Institutional I Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares
Expenses assuming redemption	$727	$1,339	$1,975	$3,674
Expenses assuming no redemption	$262	$1,005	$1,770	$3,668
Institutional I Shares
Expenses assuming redemption	$174	$771	$1,394	$3,075

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 10% of the average value of its portfolio.

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MTB STRATEGIC ALLOCATION FUND

Principal Investment Strategies of the Fund

The Fund seeks to achieve its investment goal by seeking to obtain current income and capital appreciation from fixed income securities and equity securities. The Fund invests directly and indirectly in a broad combination of fixed-income and equity securities, and other assets. The Fund invests indirectly by buying shares of other funds, some of which are managed by the Advisor and some of which are not (Underlying Funds). Underlying Funds may include open-end, closed-end and exchange-traded funds (ETFs). The Advisor will vary, from time to time, the amount of assets that is allocated amongst equity and fixed income securities, and specifically, one or more Underlying Funds, and direct investments in securities, in an attempt to achieve the Fund’s investment goal, based upon the Advisor’s view of economic conditions. The Fund will not acquire more than 25% of the outstanding voting securities of any Underlying Fund.

The Underlying Funds invest in a mix of equities such as common stocks, preferred stocks or securities convertible into stocks (domestic and foreign); in fixed income securities such as fixed rate debt, variable rate debt or high-yield, lower rated debt instruments (domestic and foreign); in money market instruments; or in a composite of such securities. The Underlying Funds may employ any investment style (such as growth or value), investment strategy or technique and may invest in any region or country, market capitalization range (such as small, middle or large capitalization companies) or any specific average weighted maturity range (such as short-term, intermediate-term or long-term fixed income securities). The Fund follows a flexible approach to selecting investments but will generally invest 0-10% in cash, 5-65% in fixed income securities and 30-98% in equity securities. The Advisor will also directly invest in fixed income securities with varying maturities (and credit quality), including corporate and government securities and mortgage backed securities as well as the equity securities of United States and foreign issuers. The Fund has no restriction on the dollar-weighted average maturity or credit rating of the individual securities in which it invests. The Fund will invest in equity securities across all market capitalization ranges, and will have the flexibility to favor small, middle or large capitalization companies depending on current market conditions.

When making allocation decisions, the Advisor considers various quantitative and qualitative data relating to the U.S. and foreign economies and securities markets. These data include projected growth trends in the U.S. and foreign economies, forecasts for interest rates and the relationship between short- and long-term interest rates (yield curve), current and projected trends in inflation, relative valuation levels in the equity and fixed income markets and various segments within those markets, the outlook and projected growth of various industrial sectors, information relating to business cycles, borrowing needs and the cost of capital, political trends data relating to trade balances and labor information. While the Advisor performs these analyses on a daily basis, material shifts in asset class exposures typically take place over longer periods of time. The Advisor will adjust the Fund’s asset mix based on its analysis of the relative attractiveness and risk of bonds and stocks in connection with economic, financial and other market trends. Notwithstanding the foregoing, until approximately June 2011, it is anticipated that the Fund will invest 35-40% of its assets in Underlying Funds that are managed by the Advisor.

Principal Risks of Investing in the Fund

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund’s returns include:

•

Risk Related to Investment in Underlying Funds. The investment performance of the Fund is affected by the investment performance of the Underlying Funds in which it invests. The ability of the Fund to achieve its investment objective depends on the ability of the Underlying Funds to meet their investment objectives and on the decisions of MTBIA, as investment advisor, regarding the allocation of the Fund’s assets among the Underlying Funds. There can be no assurance that the investment objective of the Fund or any Underlying Fund will be achieved. Through its investments in Underlying Funds, the Fund is subject to the risks of the Underlying Funds’ investments. Certain of the risks of the Underlying Funds’ investments are described below. In addition, both the Fund and the Underlying Funds in which it invests bear fees and expenses, so investment in the Fund may be subject to certain duplicate expenses. The Advisor is subject to certain conflicts of interest in choosing the Underlying Funds in which the Fund may invest.

•

Stock Market Risk. The value of equity securities in the Fund’s portfolio (and any Underlying Fund’s portfolio) will fluctuate and, as a result, the Fund’s Share price may decline suddenly or over a sustained period of time.

•	Interest Rate Risk. Prices of fixed income securities generally fall when interest rates rise.

•

Credit Risk. There is a possibility that issuers of securities in which the Fund (and any Underlying Fund) invests may default in the payment of interest or principal on the securities when due, which would cause the Fund to lose money.

•

Asset Allocation Risk. The Advisor’s asset allocation decisions among various investments, including equity securities and fixed income securities, on the other hand, may not anticipate market trends successfully. The Fund’s investment performance depends upon how its assets are allocated and reallocated according to its asset allocation targets and ranges. The Advisor may make less than optimal or poor asset allocation decisions. The Advisor attempts to identify investment allocations that

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MTB STRATEGIC ALLOCATION FUND

will provide consistent, quality performance for the Fund, but there is no guarantee that the allocation techniques will produce the desired results. It is possible that the Advisor will focus on an investment that performs poorly or underperforms other investments under various market conditions. You could lose money on your investment in the Fund as a result of these allocation decisions.

•	Risks of Foreign Investing. Foreign, economic, political or regulatory conditions may be less favorable than those of the United States.

•	Small-Cap Stocks Risk. Smaller companies are usually less stable in price and less liquid than are larger, more established companies. Therefore, they generally involve greater risk.

•

Risks associated with Non-Investment Grade Securities. High-yield bonds, which are rated below investment grade and are typically referred to as junk bonds, are generally more exposed to credit risk than investment grade securities

•	Active Trading Risk. The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and increase the amount of taxes that you pay.

Performance Information

The bar chart and table immediately following show the variability of the Fund’s returns and are meant to provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year, with respect to its Class A Shares, and by showing how the Fund’s average annual returns for 1, 5 and 10 years compare with those of broad measures of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The performance reflected in the bar chart for the Fund does not reflect any sales charges, which, if reflected, would lower returns. The table shows returns for the Fund’s primary broad-based market index, the Standard & Poor’s 500 Index, and the Fund’s secondary broad-based market index, the Barclays Capital U.S. Aggregate Bond Index. The Standard & Poor’s 500 Index is an unmanaged capitalization weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The Barclays Capital U.S. Aggregate Bond Index is an unmanaged index composed of securities from Barclays Capital/Corporate Bond Index, Mortgage-Backed Securities Index and the Asset-Backed Securities Index. Unlike the Fund’s returns, the index returns do not reflect a deduction for fees, expenses or taxes. Updated performance information for the Fund can be obtained by visiting www.mtbfunds.com.

The performance information for the periods prior to June 11, 2010 for all share classes of the Fund is the historical performance information for the MTB Managed Allocation Fund—Moderate Growth (“Moderate Fund”), which, along with two other MTB Funds, was merged into the Fund at that time. The historic performance information of the Moderate Fund is shown because it was the accounting survivor of the merger. The Moderate Fund, did not offer Institutional I Shares, although the Fund has done so since July 16, 1993. Thus, the information for the Institutional I Shares in the table below is that of the Class A Shares of the Moderate Fund, after adjustments to reflect the sales load of the Institutional I Shares.

Updated performance information is available at www.mtbfunds.com.

Annual Total Returns – Class A Shares

Best Quarter 15.41% (6/30/09) Worst Quarter (14.87)% (12/31/08)

The Fund’s Class A Shares total return for the six-month period from January 1, 2010 to June 30, 2010 was (5.45)%.

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MTB STRATEGIC ALLOCATION FUND

Average Annual Total Returns

(For the calendar periods ended December 31, 2009)

	1 Year	5 Years	10 Years or Life of Fund
Class A Shares
Return Before Taxes	18.07%	0.34%	0.69%
Return After Taxes on Distributions	18.03%	(0.77)%	(0.30)%
Return After Taxes on Distributions and Sale of Fund Shares	11.75%	(0.02)%	0.17%
Institutional I Shares*
Return Before Taxes	24.96%	1.48%	1.26%
S&P 500® (reflects no deductions for fees, expenses or taxes)	26.46%	0.42%	(0.95)%
Barclays Capital U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)	5.93%	4.97%	6.33%
Lipper Mixed Asset Target Allocation Growth Fund Average (reflects no deduction for taxes)	25.28%	1.93%	1.91%

*	The performance information presented is that of the Class A Shares of the Fund which has been restated to reflect the Shareholders Fees of the Institutional I Shares of the Fund. Returns for the Institutional I Shares and Class A Shares will differ to the extent that the classes will have different expenses.

Past performance (before and after taxes) is no guarantee of future results.

After-tax performance is presented only for Class A Shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan.

Management of the Fund

Investment Advisor

MTB Investment Advisors, Inc.

Portfolio Managers	Title	Service Date (with the Fund)
Valerie J. Gospodarek, CFA, CIMA	Vice President	March 2010
Mark Stevenson, CFA	Vice President	March 2010

Purchase and Sale of Fund Shares

Requests to purchase or redeem Fund Shares are processed on each day that the NYSE is open for business. You may purchase or redeem Shares by contacting the Fund at 1-800-836-2211. If you invest through a financial intermediary, please contact that intermediary regarding purchase and redemption procedures.

Minimum Initial Investment Amount, Class A Shares:	$500
Minimum Initial Investment Amount, Institutional I Shares	$100,000
Minimum Subsequent Investment Amount:	$25

Tax Information

The distributions you receive from the Fund are taxable and will generally be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Additional Payments to Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies (such as the Advisor) may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your sales person or visit your financial intermediary’s website for more information.

MTB SAF 4.1.11

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